File No. 333-43513
811-1978

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 29

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 30

(Exact Name of Registrant)
Ohio National Variable Account A
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante, Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☑	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Flexible Purchase Payment
Individual Variable Annuity Contracts

ONcore Value
Ohio National Variable Account A
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides additional details regarding your variable annuity contract. For additional details, please also consult your contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum initial purchase payment is $10,000. You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments for any one life to $1,500,000.

You may direct the allocation of your purchase payments to one or more investment options of Ohio National Variable Account A (“VAA”) and the Guaranteed Account (if available). Your allocation of contract values may be to no more than 18 of the available investment options, including the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. The Funds are portfolios of Ohio National Fund, Inc., ALPS Variable Insurance Trust, Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and Van Kampen Universal Institutional Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated November 17, 2008. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectuses.

November 17, 2008

Form 8522

Table of Contents

Available Funds	2
Glossary	5
Fee Table	6
Financial Statements	8
Accumulation Unit Values	8
Ohio National Life	9
Ohio National Variable Account A	10
The Funds	10
Mixed and Shared Funding	11
Voting Rights	11
Distribution of Variable Annuity Contracts	12
Deductions and Expenses	12
Surrender Charge	12
Annual Contract Fee	12
Deduction for Account Expense Fee	12
Deduction for Mortality and Expense Risk Fee	13
Charges for Optional Benefits	13
Transfer Fee and Withdrawal Fee	14
Deduction for State Premium Tax	14
Fund Expenses	14
Description of Variable Annuity Contracts	15
10-Day Free Look	15
Accumulation Period	15
Purchase Payments	15
Accumulation Units	15
Crediting Accumulation Units	15
Allocation of Purchase Payments	16
Investment Restrictions for Certain Optional Riders	16
Optional Asset Allocation Models	18
Accumulation Unit Value and Accumulation Value	19
Net Investment Factor	19
Surrender and Withdrawal	20
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders	20
Transfers among Subaccounts	25
Effective Time for Purchase, Transfer and Redemption Orders	27
Electronic Access	27
Scheduled Transfers (Dollar Cost Averaging)	28
Portfolio Rebalancing	28
Optional Guaranteed Principal Access (“GPA”)	28
Optional Guaranteed Principal Protection (“GPP”)	30
Death Benefit	31
Guaranteed Account	34
Ohio National Life Employee Discount	35
Annuity Period	35
Annuity Payout Date	35
Annuity Options	36
Determination of Amount of the First Variable Annuity Payment	36
Annuity Units and Variable Payments	36
Transfers During Annuity Payout	37
Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders	37
Other Contract Provisions	41
Assignment	41
Reports and Confirmations	42
Substitution for Fund Shares	42
Contract Owner Inquiries	42
Performance Data	42
Federal Tax Status	42
Tax-Deferred Annuities	44
Qualified Pension or Profit-Sharing Plans	44
Withholding on Annuity Payments	45
Individual Retirement Annuities (IRAs)	45
Appendix A — IRA Disclosure Statement	46
Free Look Period	46
Eligibility Requirements	46
Contributions and Deductions	46
IRA for Non-working Spouse	47
Rollover Contribution	48
Premature Distributions	48
Distribution at Retirement	48
Inadequate Distributions — 50% Tax	48
Death Benefits	48
Roth IRAs	49
Savings Incentive Match Plan for Employees (SIMPLE)	49
Reporting to the IRS	49
Illustration of IRA Fixed Accumulations	50
Appendix B	51
Statement of Additional Information Contents	67

Available Funds

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management Inc.)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management Co. LLC)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value (formerly Blue Chip) Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

Form 8522

ALPS Variable Insurance Trust (Class II)
AVS Listed Private Equity Portfolio	(Red Rocks Capital LLC)

The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolios	(First Trust Advisors, L.P.)
The Dow® Target 5 Portfolios	(First Trust Advisors, L.P.)

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)(1)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Service Shares)(3)
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs StructuredSM U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.

Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	Janus Capital Management LLC
International Growth Portfolio	Janus Capital Management LLC
Worldwide Growth Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Small Company Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc.
Lazard Retirement U.S. Small Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio	(ClearBridge Advisors, LLC)

MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	Neuberger Berman Management Inc.

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc.
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

Form 8522

Van Kampen Universal Institutional Funds (Class II)
Van Kampen’s UIF Core Plus Fixed Income Portfolio	Van Kampen(4)
Van Kampen’s UIF U.S. Real Estate Portfolio	Van Kampen(4)
Van Kampen’s UIF International Growth Equity Portfolio	Van Kampen(4)
Van Kampen’s UIF Capital Growth Portfolio	Van Kampen(4)

(1)	Class 2 shares of Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund for contracts with applications signed or electronic orders submitted to us prior to May 1, 2008.

(2)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(3)	Institutional shares for contracts with applications signed or electronic orders submitted to us prior to May 1, 2008.

(4)	Morgan Stanley Investment Management Inc., the investment advisor to these portfolios, does business in certain instances as Van Kampen.

Form 8522

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

ARDBR — The annual reset death benefit riders offered with this contract. ARDBR and ARDBR II are the ARDBR riders.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The guaranteed enhanced benefit rider offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract. The GLWB and Joint GLWB are the GLWB riders.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDBR80 Plus, GMDBR85 Plus, ARDBR or ARDBR II offered with this contract. The GMDBR80 Plus, GMDBR85 Plus, ARDBR and ARDBR II are the GMDB riders.

GMIB — The guaranteed minimum income benefit riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset II and GMIB Plus with Annual Reset II are the GMIB riders.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form 8522

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge

Surrender Charge (a percentage of value withdrawn; the percentage varies	1st	6%
with the number of years from purchase payments to which values relate.	2nd	6%
This charge may also be called a Contingent Deferred Sales Charge).	3rd	6%
	4th	5%
	5th	3%
	6th	2%
	7th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10

Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law
The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.
Annual Contract Fee (no fee if your contract value exceeds $50,000)		$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	0.65%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	0.90%

Optional Separate Account Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which the charges are based).

Annual Stepped-Up death benefit (currently the charge is 0.10%)	0.25% of the optional death benefit amounts (maximum charge)
GMDBR80 Plus (currently the charge is 0.25%)	0.30% of the optional death benefit amounts (maximum charge)
GMDBR85 Plus	0.45% of the optional death benefit amounts
ARDBR	0.60% of the optional death benefit amounts
ARDBR II at issue ages through 74 (currently 0.75%)	1.75% of the optional death benefit amounts (maximum charge)
ARDBR II at issue ages 75 through 78 (currently 0.85%)	1.75% of the optional death benefit amounts (maximum charge)

GEB at issue ages through 70	0.15% of your contract value on the contract anniversary
GEB at issue ages 71 through 75	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages through 70	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of your contract value on the contract anniversary
GLWB (currently 1.00%)	2.00% of the guaranteed lifetime withdrawal benefit base (maximum charge)
Joint GLWB (currently 1.25%)	2.00% of the guaranteed lifetime withdrawal benefit base (maximum charge)

GMIB	0.45% of your guaranteed income base
GMIB Plus	0.55% of your guaranteed income base
GMIB Plus with Five Year Reset	0.55% of your guaranteed income base

Form 8522

GMIB Plus with Annual Reset	0.70% of your guaranteed income base
GMIB Plus with Five Year Reset II without investment restrictions (currently 1.00%)	2.00% of the guaranteed income base (maximum charge)
GMIB Plus with Five Year Reset II with investment restrictions (currently 0.90%)	2.00% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset II without investment restrictions (currently 1.10%)	2.00% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset II with investment restrictions (currently 1.00%)	2.00% of the guaranteed income base (maximum charge)

GPA (7% guaranteed annual withdrawal)	0.40% of your eligible contract value
GPA (8% guaranteed annual withdrawal)	0.50% of your eligible contract value

GPP	0.20% of average annual guaranteed principal amount

Summary of Maximum Contract Expenses (maximum expenses you would pay if you elected all optional benefits available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	0.65%
Account Expense Charge	0.25%
ARDBR II at issue ages 75 through 78	1.75%
GEB “Plus” at issue ages 71 through 75	0.60%
GMIB Plus with Annual Reset II without investment restrictions	2.00%
GPP	0.20%

Maximum Possible Total Separate Account Expenses:	5.45%	*

*	Assumes average account value, contract value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider

GPP	GPA or any GLWB rider

GPA	GPP or any GMIB or GLWB rider

One of the GMDB riders	Any other GMDB rider or any GLWB rider

Annual stepped-up death benefit	Any ARDBR or GLWB rider

One of the GLWB riders	Any other rider

One of the GMIB riders	Any other GMIB rider, GPA or any GLWB rider

Furthermore, if you have the ARDBR, you must also have the GMIB Plus with Annual Reset. If you have the ARDBR II, you must also have the GMIB Plus with Annual Reset II.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.32%	4.21%

Form 8522

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,562	$3,743	$5,848	$12,553

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$1,018	$3,193	$5,570	$12,553

Financial Statements

The complete financial statements of VAA and Ohio National Life are included in the Statement of Additional Information.

Accumulation Unit Values

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999	The Dow Target Variable Funds added
May 1, 1999	Ohio National Fund International Small Company portfolio and Lazard Retirement Series portfolios added
July 1, 1999	Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added
January 3, 2000	Ohio National Fund Discovery (formerly called Small Cap) and Aggressive Growth portfolios and Prudential Series Fund portfolios added
May 1, 2000	Ohio National Fund Small Cap Growth (formerly called Core Growth) and Nasdaq-100 Index portfolios, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products portfolios added; Janus Aspen Series Institutional Shares portfolios and Van Kampen (formerly called Morgan Stanley) Universal Institutional Funds Value and Emerging Markets Debt portfolios discontinued for new contracts
September 15, 2000	UBS Series (formerly called Mitchell Hutchins or Brinson Series) Strategic Income and Small Cap portfolios discontinued for new contracts

Form 8522

March 19, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) discontinued for new contracts
October 26, 2001	UBS Series (formerly Mitchell Hutchins or Brinson Series) Growth & Income portfolio discontinued for new contracts; Brinson Growth & Income, Small Cap and Strategic Income portfolios merged into Alliance Variable Products Series Growth & Income, Quasar and Global Bond portfolios, respectively.
November 1, 2001	JPMorgan Mid Cap Value portfolio and MFS Variable Insurance Trust funds added
December 17, 2001	First American Insurance Portfolios (“FAIP”) Corporate Bond portfolio replaced Ohio National Fund Strategic Income portfolio, and FAIP Equity Income portfolio replaced Ohio National Fund Relative Value portfolio and Firstar Growth & Income portfolio through mergers
May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios added
August 1, 2002	PIMCO Variable Insurance Trust portfolios added
May 1, 2003	Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios added; The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts
October 1, 2003	Fidelity VIP Equity-Income portfolio added First American Insurance Portfolios discontinued for new contracts.
May 1, 2004	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.
May 1, 2005	Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.
November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.
May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.
May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.
May 1, 2008	Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.
August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $18.7 billion and equity of approximately $1.4 billion. Our home office is located at One Financial

Form 8522

Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Your allocation of contract values may be to no more than 18 of the available investment options, including the Guaranteed Account, if available. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

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Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial

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liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	6%
2nd	6%
3rd	6%
4th	5%
5th	3%
6th	2%
7th and later	0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for expenses not covered by the annual contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

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Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.65% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.

If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus or the ARDBR as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit (currently the charge is 0.10%)	0.25% (maximum charge)
GMDBR80 Plus (currently the charge is 0.25%)	0.30% (maximum charge)
GMDBR85 Plus	0.45%
ARDBR	0.60%
ARDBR II at issue ages through 74 (currently the charge is 0.75%)	1.75% (maximum charge)
ARDBR II at issue ages 75 through 78 (currently the charge is 0.85%)	1.75% (maximum charge)

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GLWB or Joint GLWB riders, the annual charge is the following percentage of your guaranteed lifetime withdrawal base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders:

GLWB (currently 1.00%)	2.00% (maximum charge)
Joint GLWB (currently 1.25%)	2.00% (maximum charge)

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset the GMIB Plus with Five Year Reset II or the GMIB Plus with Annual Reset II riders, the annual charge is the

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following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB	0.45%
GMIB	0.55%
GMIB Plus with Five Year Reset	0.55%
GMIB Plus with Annual Reset	0.70%

GMIB Plus with Five Year Reset II without investment restrictions (currently 1.00%)	2.00% (maximum charge)
GMIB Plus with Five Year Reset II with investment restrictions (currently 0.90%)	2.00% (maximum charge)
GMIB Plus with Annual Reset II without investment restrictions (currently 1.10%)	2.00% (maximum charge)
GMIB Plus with Annual Reset II with investment restrictions (currently 1.00%)	2.00% (maximum charge)

If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal	0.40%
For the 8% guaranteed annual withdrawal	0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.20%

Transfer Fee and Withdrawal Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions on transfers may apply. See “Transfers among Subaccounts” below.

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract. We are not currently charging the fee.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

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Description of Variable Annuity Contracts

10-Day Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In some states, we are required to return the greater of the original purchase price or the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

Your first purchase payment must be at least $10,000. You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments for any one life to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. on any process day (earlier on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

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Allocation of Purchase Payments

You may allocate your contract values among up to 18 investment options including the variable subaccounts of VAA and the Guaranteed Account (if available). The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Investment Restrictions for Certain Optional Riders

If you select the Guaranteed Lifetime Withdrawal Benefit (“GLWB”) or Joint Guaranteed Lifetime Withdrawal Benefit (“Joint GLWB”) rider or the GMIB Plus with Annual Reset II or GMIB Plus with Five Year Reset II rider and elect investment restrictions, your purchase payments and contract value must be allocated in accordance with the restrictions specified below:

(1)	Some or all of your purchase payments or contract value may be allocated to the Guaranteed Account, if available. See “Guaranteed Account” for more details.

(2)	Any portion of your purchase payments or contract value that is not allocated to the Guaranteed Account must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of the available Asset Allocation Models. See “Optional Asset Allocation Models” for more details.

or

(b) (i) at least 20% must be allocated to investment options included in Category 1;

(ii) no more than 80% may be allocated to investment options included in Category 2;

(iii) no more than 25% may be allocated to investment options included in Category 3; and

(iv) no more than 15% may be allocated to investment options included in Category 4.

The investment options available in each Category are:

Investment Options

Category 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio	The Universal Institutional Funds, Inc. Van Kampen’s UIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio

Category 2	Ohio National Fund, Inc.
Equity Portfolio
Omni Portfolio
S&P 500 Index® Portfolio
International Portfolio
Aggressive Growth Portfolio
Capital Growth Portfolio
Strategic Value Portfolio
Nasdaq-100® Index Portfolio
Bristol Portfolio
Bristol Growth Portfolio
Balanced Portfolio
Income Opportunity Portfolio
U.S. Equity Portfolio
Target VIP Portfolio
Target Equity/Income Portfolio
Janus Aspen Series
Large Cap Growth Portfolio
International Growth Portfolio
Worldwide Growth Portfolio
Balanced Portfolio

Lazard Retirement Series
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable
Fundamental Value Portfolio
Legg Mason Partners Variable Capital and Income Portfolio
Legg Mason Partners Variable Investors Portfolio

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Dreyfus Variable Investment Fund
Appreciation Portfolio

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio
VIP Growth Portfolio
VIP Equity-Income Portfolio

Franklin Templeton Variable
Insurance Products Trust
Franklin Income Securities Fund
Franklin Flex Cap Growth Securities Fund
Franklin Templeton VIP Founding
Funds Allocation Fund
Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Capital Growth Fund

MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series
MFS® Total Return Series

PIMCO Variable Insurance Trust
Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.
Jennison Portfolio
Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.
Van Kampen’s UIF International Growth Equity Portfolio
Van Kampen’s UIF Capital Growth Portfolio

Category 3
Ohio National Fund, Inc.
High Income Bond Portfolio
Capital Appreciation Portfolio
Mid Cap Opportunity Portfolio

Federated Insurance Series
Federated Kaufmann Fund II

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio MFS® Variable Insurance Trust MFS® Mid Cap Growth Stock Series Neuberger Berman Advisers Management Trust AMT Regency Portfolio
Category 4
Ohio National Fund, Inc.
International Small-Mid Company Portfolio
Millennium Portfolio
Capital Growth Portfolio
Small Cap Growth Portfolio
Bryton Growth Portfolio

ALPS Variable Insurance Trust
AVS Listed Private Equity Portfolio

Fidelity® Variable Insurance Products
VIP Real Estate Portfolio

J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio

Lazard Retirement Series
Lazard Retirement U.S. Small Cap Equity Portfolio
Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust
MFS ® New Discovery Series

Royce Capital Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.
Van Kampen’s UIF U.S. Real Estate Portfolio

If you have purchased the GLWB or Joint GLWB riders or the GMIB Plus with Five Year Reset II or GMIB Plus with Annual Reset II and chosen to abide by investment restrictions, your rider will be cancelled if you cease to comply with these described requirements. Furthermore, if you have purchased the ARDBR II in conjunction with the GMIB Plus with Annual Reset II rider, the ARDBR will be cancelled. If one of these riders is so terminated, a prorated annual rider charge will be assessed.

You may allocate purchase payments to a dollar-cost averaging (“DCA”) account, if available, and transfer amounts out of the DCA account in accordance with the restrictions described above. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. If an

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existing investment option becomes unavailable for the allocation of future purchase payments or contract value, you will need to provide us updated allocation instructions that comply with 2(b). If you fail to provide us with new instructions and your allocation of purchase payments or contract value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your contract value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your contract value to an Asset Allocation Model that is available under your rider.

If you choose to allocate your purchase payments to an Asset Allocation Model according to option (2)(a), at the end of each calendar quarter we will rebalance variable account values allocated within each Model to maintain the mix of investments in the proportions established for each Model. If you choose to allocate your purchase payments according to option 2(b), you must provide us with rebalance allocation instructions that comply with option 2(b). On each three-month anniversary of the date the applicable rider was added, we will rebalance your contract value in accordance with your rebalance instructions.

Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. We will reject any transfer request or purchase payments that do not comply with the above investment restrictions. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the Asset Allocation Models. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. The Asset Allocation Models do not become dynamic until the investment advisory agreement is executed and returned to ONII. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for those riders which can also remain in force if you adhere to the alternative investment restrictions.

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More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.

We have retained Wilshire Associates to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. Wilshire Associated then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by Wilshire Associates. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. However, we reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. Wilshire selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently there are 5 models ranging from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access (“GPA”) rider, your variable account values must be in one of the Asset Allocation Models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Guaranteed Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (no federal income taxes apply under present law.)

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(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). We may, however, restrict or prohibit partial surrenders during your free look period. You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit (“GLWB”) rider when you apply for the contract. Subject to the conditions described below, the GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year beginning when the annuitant is age 59 1/2 for the lifetime of the annuitant. The GLWB rider may help protect you from the risk that you may outlive your income.

We may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once the annuitant is 86 years old. If you choose the GLWB rider, you may not have any other rider available under this contract.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Maximum Annual
Annuitant’s Age	Withdrawal %

59 1/2 to 69	5%
70 to 79	6%
80+	7%

The maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the

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annuitant’s then current age on a contract quarterly anniversary (each three month anniversary of the contract date) that the GLWB base has been increased to the step-up base described below.

GLWB base.  The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. If you add the rider after issue, the initial GLWB base is equal to the contract value on the contract anniversary the rider is added. The GLWB base is increased dollar for dollar by purchase payments and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your contract value.

On each quarterly anniversary that is not a contract anniversary, the GLWB base is reset to the greater of (a) the initial GLWB base plus purchase payments, adjusted for any excess withdrawals, or (b) the then current contract value (also called the “step-up base”). On each contract anniversary, the GLWB base is reset to the greater of (a) the initial GLWB base plus purchase payments, adjusted for any excess withdrawals, (b) the step-up base, or (c) the “annual credit base” described below.

You may be eligible for the annual credit base, which provides for a credit to your GLWB base of 7% simple interest, for each of the first ten years the GLWB rider is in effect, provided you take no withdrawals. We may refer to this ten-year period as the “annual credit period.” You will start a new ten-year annual credit period on your next contract anniversary if the GLWB base is reset to the step-up base during the current contract year.

The annual credit base is equal to (a) the GLWB base as of the prior contract anniversary, plus (b) purchase payments made during the current contract year, plus (c) 7% of the “annual credit calculation base.” The annual credit calculation base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the annual credit calculation base, the annual credit calculation base will be lowered to the GLWB base.

If you take a withdrawal from your contract during the first five years the GLWB rider is in effect, you will not be eligible for the annual credit base for the year in which you took the withdrawal. In addition, you will not be eligible for the annual credit base for any future year during any annual credit period in which you take a withdrawal. If you do not take any withdrawals in the first five years the rider is in effect, the annuitant is at least 59 1/2 and you take a withdrawal in any future year during any annual credit period, you will be eligible for a pro-rated annual credit rate for the year in which you took the withdrawal. The 7% annual credit rate will be reduced pro-rata by the amount you withdraw compared to your maximum annual withdrawal under the GLWB rider. For example, if you were eligible to withdraw $5,000 and you withdrew 50% of that ($2,500), your annual credit rate for the year you took the withdrawal would be 3.5% (50% of 7%). If you took an excess withdrawal, your annual credit rate would be zero.

On the date you take your first withdrawal after the annuitant is 59 1/2 we will reset the GLWB base to the greater of (a) the GLWB base on the previous day plus any purchase payments made on that day or (b) the then current contract value disregarding the withdrawal taken on that day. If your withdrawal on that day is an excess withdrawal, however, the GLWB base will also be adjusted as described below. If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least (i) 200% of your initial GLWB base plus total purchase payments made in the first two contract years the GLWB rider is in effect, plus (ii) any purchase payments made in the remainder of the first ten years the rider is in effect.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your contract value. For example, if your contract value is $100,000, your GLWB base is $110,000 and you have an excess withdrawal of $1,000, your GLWB base will be reduced to $108,900 ($110,000 — [($1,000/$100,000) x $110,000]).

Because the allowable annual withdrawals under this rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your

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GLWB base pro-rata, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Lifetime Annuity Period.  You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old, (b) you have started taking withdrawals, and (c) (i) your contract value goes to zero other than because of an excess withdrawal or (ii) your contract reaches the annuity payout date. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age
Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your contract value at that time.

You should consult with your financial representative to determine which payout option is best for you.

Charge.  If you choose the GLWB rider, there is an annual charge of 1.00% of the GLWB base. The charge is assessed quarterly at the end of each contract quarter. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. We may increase the charge for the GLWB rider on any contract quarterly anniversary that your GLWB base is reset to the step-up base once the applicable surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base and will not be eligible for the reset to the GLWB base on the day you begin taking withdrawals after the annuitant is 59 1/2. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract quarterly anniversary.

Death Benefit.  The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If it is added on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current contract value. The GLWB death benefit is increased for additional purchase payments and decreased by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. The

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GLWB death benefit is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your contract value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

Investment Restrictions.  In order to have the GLWB rider, you must allocate any variable account portion of your purchase payments and contract value (a) to an Asset Allocation Model or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Guaranteed Account, if available. The GLWB rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.  If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. If your Required Minimum Distribution for a calendar year is greater than your maximum annual withdrawal, we will establish a special withdrawal allowance (called your “Required Minimum Distribution allowance”) that is equal to the amount your Required Minimum Distribution exceeds your maximum annual withdrawal. For example, if your maximum annual withdrawal is $5,000 and your Required Minimum Distribution is $6,000, your Required Minimum Distribution allowance will be $1,000.

The Required Minimum Distribution allowance is established on a calendar year basis. Any unused portion of it is carried over to the next calendar year and is available until the end of that calendar year. Withdrawals taken during a contract year will first be counted against your maximum annual withdrawal, then against any remaining Required Minimum Distribution allowance from the previous calendar year and then your Required Minimum Distribution allowance for the current calendar year, in that order. Any withdrawals in a contract year that exceed your maximum annual withdrawal plus available Required Minimum Distribution allowances will be considered excess withdrawals and will reduce the GLWB base pro-rata.

We reserve the right to modify or eliminate the Required Minimum Distribution allowance if there is any change to the Code or regulations regarding Required Minimum Distributions.

Termination.  If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if (a) your contract value goes to zero for any reason and (i) the annuitant is under age 59 1/2 or (ii) the annuitant is at least age 59 1/2 and you have not started taking withdrawals, or (b) the annuitant is at least age 59 1/2, you have begun taking withdrawals and your contract value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

Spousal Continuation.  If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) contract value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the contract value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current contract value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

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Joint Guaranteed Lifetime Withdrawal Benefit

In those states where permitted, we may offer a joint guaranteed lifetime withdrawal benefit rider (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income.

We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either you or your spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•	when a participating spouse dies;

•	when a sole owner participating spouse requests that the other participating spouse be removed;

•	if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

•	if the participating spouses are joint owners and they divorce, in the absence of a court order, the non-annuitant will cease to be a participating spouse.

Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59 1/2 years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59 1/2.

If you choose the Joint GLWB rider, there is an annual charge of 1.25% of the GLWB base. The charge is assessed quarterly at the end of each contract quarter. We may increase the charge for the Joint GLWB rider on any quarterly anniversary that your GLWB base is reset to the step-up base once the applicable surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

We may allow legally married same sex couples or civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse as required by state law. Please note that there may be adverse tax consequences with withdrawals and other transactions upon the death of the first spouse or partner and that under the Code you are not eligible for the spousal continuation option. You should consult with your tax advisor before purchasing this rider.

You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59 1/2 years old, (b) you have started taking withdrawals, and (c) (i) your contract value goes to zero other than because of an excess withdrawal or (ii) your contract reaches the annuity payout date. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only

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one participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating
Spouse’s Age
Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

Under the age-based lump sum settlement option if there are two participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

Youngest Participating
Spouse’s Nearest Age
Birthday	Multiplier

60-64	8.4
65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your contract value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) contract value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals.

The death benefit under the Joint GLWB rider ceases after the death death benefit adjustment, if any, for the second participating spouse.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe

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that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of contract values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners.

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Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern Time) on any process day (earlier on those days when the New York Stock Exchange closes early), will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency

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contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We may, but are not obligated to, offer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. Typically, at least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds.

Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. We may make available an enhanced DCA account for initial purchase payments. The enhanced DCA account provides a fixed interest rate and requires the purchase payment be fully transferred from the account within specified periods of time. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA may have the effect of reducing the average price of the shares being redeemed.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Optional Guaranteed Principal Access (“GPA”)

We may offer a Guaranteed Principal Access (“GPA”) rider in those states where permitted. With certain restrictions, this rider guarantees:

i.	you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract; and

ii.	we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term (the eligible contract value is the contract value attributable to the beginning principal amount); and

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iii.	we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.

This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual contract value for the 7% GPA rider and .50% of your eligible average annual contract value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

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If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, you may choose the GPP rider when you apply for the contract. We may, at our sole option also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional Guaranteed Principal Access (“GPA”) rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the “guaranteed contract value” if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a)	as of the first day of the rider’s term, or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, your must allocate all variable contract values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that

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anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Death Benefit

If the annuitant dies before the annuity payments begin, your contract provides for a death benefit. The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. The death benefit may be higher based upon one or more riders, which are described below, that you have elected to add to your contract.

The death benefit is the greatest of: (i) the total contract value; (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up death benefit amount if the contract has been in effect for at least 6 years, unless one of the riders added to your contract provides for a higher death benefit. The death benefit is used to calculate the death benefit adjustment. The death benefit adjustment is equal to the excess, if any, of the death benefit over the contract value on the applicable date. The amount equal to the death benefit adjustment is added to the contract in the Money Market Portfolio. If the contract value is greater than the death benefit on the effective date of the death benefit adjustment, then there is no death benefit adjustment.

Upon receipt of proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract, we will pay or apply as directed by the designated beneficiary(ies) an amount equal to the contract value which includes the death benefit adjustment, if any, to, or for the benefit of, the designated beneficiary(ies).

Any change in the contract value after the effective date of the death benefit adjustment, and before we distribute the contract proceeds, will affect the amount to be paid to the beneficiary. As such, the actual amount paid upon disposition of the contract may be more or less than the highest amount provided under your contract or optional riders.

In those states where permitted, for contracts applied for on or after May 15, 2008 and for contracts applied for between January 1, 2001 and May 15, 2008 where the contract owner accepted a one-time offer from us, the death benefit adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death. For purposes of this section, “applied for” means the date when the application for the annuity is signed or the electronic order is submitted to us. For all other contracts, the death benefit adjustment is calculated as of the date of death.

As an example of the death benefit adjustment calculation, if the contract value on date of death benefit adjustment calculation is $85,000 and the death benefit is $100,000, then the death benefit adjustment is $15,000 ($100,000 death benefit — $85,000 contract value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract. If the contract value is $60,000 when we receive satisfactory instructions, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the contract value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

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“Net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value which resulted from the withdrawal.

We may require any designated beneficiary have an insurable interest in the life of the annuitant. The contract proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1)	Five Year Continuance — Beneficiary may elect to become owner of the annuity and must liquidate the annuity within five years from the date of the annuitant’s death. We may assess a surrender charge when provided for in your contract.

(2)	Beneficiary Stretch — Beneficiary may elect to become owner of the annuity and may continue the annuity for as long as the beneficiary takes a required minimum distribution each year beginning the first year after the year in which the annuitant died. This option must be elected within twelve months from the date of the annuitant’s death.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution in which a surrender charge will not apply.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

For the 6-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the sixth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the sixth anniversary. At the beginning of each later 6-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 6-year period adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased pro rata by withdrawals made during each 6-year period after the third anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. We may, at our sole option, allow you to add these riders upon a subsequent contract anniversary. With this option, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount is (i) total net purchase payments made when you purchase the contract and within the first three months after the contract is issued minus amounts for any withdrawals from the contract as described below plus (ii) an increase for each valuation period, until the annuitant

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attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Guaranteed Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Guaranteed Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. This total death benefit amount shall not exceed two times (i). There is no maximum benefit amount for the GMDBR85 Plus. Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

In those states where permitted, you may choose the ARDBR rider at the time the contract is issued. We may, at our sole option, allow you to add this rider upon a subsequent contract anniversary. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset rider described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment, or (b) the GMDB amount.

The GMDB amount with this rider is the greater of the (i) “earnings base” or (ii) the “step-up base”. The earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, contract values allocated in the Money Market Portfolio or the Guaranteed Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal.

At contract issue, the step-up base equals net purchase payments less pro rata withdrawals. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset rider. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset rider’s guaranteed earnings income base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase. There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

In those states where permitted, we may offer a new version of the ARDBR. We may refer to this new version of the rider as the “ARDBR II”. If the ARDBR II is available in a state, you may not select the ARDBR. This rider is

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available only when purchased in conjunction with the GMIB Plus with Annual Reset II rider described later in this prospectus. The ARDBR II is identical to the ARDBR except as described below:

(1)	You cannot purchase the ARDBR II once the annuitant is 79 years old.

(2)	Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than 6% of the earnings base will not reduce the Earnings Base.

(3)	The annual charge for the ARDBR II is 0.75% of your death benefit amount (0.85% for issue ages 75 to 78). We may increase the charge for this rider on any reset once the applicable surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the ARDBR II, which we guarantee will not exceed 1.75%.

On any contract anniversary, you may elect to reset the ARDBR II by resetting the GMIB Plus with Annual Reset II rider. On reset, the ARDBR II earnings base and the GMIB Plus with Annual Reset II rider’s guaranteed earnings income base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR II and income benefit under the GMIB Plus with Annual Reset II rider will increase.

Since you may only purchase the ARDBR II if you purchase the GMIB Plus with Annual Reset II rider, any termination of the GMIB Plus with Annual Reset II rider will automatically terminate the ARDBR II as well. If you have purchased the ARDBR II, have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset II rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset II rider and the ARDBR II will be cancelled.

In those states where permitted, you may choose GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it.

Guaranteed Account

The Guaranteed Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

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The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in a Guaranteed Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Ohio National Life Employee Discount

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

Additionally, the previously described surrender charge does not apply to surrender or withdrawals from contracts issued in connection with our executive officers’ and directors’ voluntary deferred compensation plan. We also reimburse any annual administration fees charged on these contracts.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

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The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the

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number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2003 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by contacting us in writing at our Home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the various optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract.

You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when the GMIB rider is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase the GMIB rider after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose the GMIB rider, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for the GMIB rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose the GMIB rider, you cannot later discontinue it. The

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annual charge for the GMIB rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase the GMIB rider, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.

In those states where permitted, we may also offer a GMIB “Plus” rider. The GMIB Plus rider is identical to the GMIB rider except for these three differences:

(1)	For the GMIB Plus rider, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings base dollar for dollar,

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80.

(3)	The annual charge for the GMIB Plus rider is 0.55% of the guaranteed income base.

In those states where permitted, we may also offer a GMIB Plus with Five Year Reset rider. You may purchase the GMIB Plus with Five Year Reset until the annuitant is age 80. The GMIB Plus with Five Year Reset rider is identical to the GMIB Plus rider except:

(1)	For the GMIB Plus with Five Year Reset rider you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.55% of the guaranteed income base.

(2)	There is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base.

In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You may purchase the GMIB Plus with Annual Reset rider until the annuitant is age 75. The GMIB Plus with Annual Reset rider is identical to the GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.70% of the guaranteed income base.

In those states where permitted, we may offer a new version of the GMIB Plus with Five Year Reset rider. We may refer to this new version of the rider as the “GMIB Plus with Five Year Reset II” rider. If the GMIB Plus with Five Year Reset II rider is available in a state, you may not select the GMIB Plus with Five Year Reset rider. The GMIB

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Plus with Five Year Reset II rider is identical to the GMIB Plus with Five Year Reset rider except as described below:

(1)	You may purchase the GMIB Plus with Five Year Reset II rider until the annuitant is age 81.

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 86, rather than age 85.

(3)	You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

(4)	Regardless of issue age, the guaranteed earnings income base accumulates at an annual rate of 6% and you may withdraw 6% in a contract year without reducing the guaranteed earnings income base below its amount as of the beginning of that contract year.

(5)	Beginning on the contract anniversary after the annuitant reaches age 85, the guaranteed earnings income base will no longer be eligible for any annual accumulation, but withdrawals you make during a contract year equal to or less than 6% of the guaranteed earnings income base will not reduce the guaranteed earnings income base.

(6)	There is a guaranteed minimum annuitization level equal to 6% of the guaranteed earnings income base if you take no withdrawals before the contract anniversary prior to the annuitant’s 60th birthday and your contract value is reduced to zero on or after the contract anniversary prior to the annuitant’s 60th birthday. This guaranteed minimum annuitization level only applies if (i) you do not withdraw in any one contract year more than 6% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with ten years certain, paid in monthly installments, under the rider. The effect of this guaranteed annuitization level is to allow you to continue to receive payments equal to what you were receiving prior to annuitization if you were withdrawing 6% of the guaranteed earnings income base at that time.

At the time the GMIB Plus with Five Year Reset II rider is issued you may choose to accept optional investment restrictions. After issue, you may choose to accept investment restrictions at any time by notifying us in writing, or in any other manner acceptable to us. On the first contract anniversary the guaranteed income base is set equal to the step-up base after you select investment restrictions, your charge for the rider will be changed to the then current charge for the GMIB Plus with Five Year Reset II rider with investment restrictions.

If you choose to abide by the investment restrictions, you must allocate any variable account portion of your purchase payments and contract value to (a) an Asset Allocation Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Guaranteed Account, if available. Once you have accepted investment restrictions with this rider, you may not revoke that selection. The GMIB Plus with Five Year Reset II rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

The annual charge for the GMIB Plus with Five Year Reset II rider with investment restrictions is 0.90% of the guaranteed income base. We may increase the charge for this rider on any contract anniversary the guaranteed earnings income base is reset once the applicable surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Five Year Reset II rider with investment restrictions, which we guarantee will not exceed 2.00%.

The annual charge for the GMIB Plus with Five Year Reset II rider without investment restrictions is 1.00% of the guaranteed income base. We may increase the charge for this rider on any contract anniversary the guaranteed income base is set equal to the step-up base or the guaranteed earnings income base is reset once the applicable surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Five Year Reset II rider without investment restrictions, which we guarantee will not exceed 2.00%. You may decline to accept a charge increase if you choose to accept the investment restrictions. If you choose to abide by the investment restrictions, on the first contract anniversary the guaranteed income base

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is set equal to the step-up base your charge for the rider will be changed to the then current charge for the GMIB Plus with Five Year Reset II rider with investment restrictions. You may also decline to accept an increase in the charge for the GMIB Plus with Five Year Reset II without choosing to comply with the investment restrictions, but you will no longer be eligible for any future resets to the guaranteed earnings income base or step-ups of the guaranteed income base. If you wish to decline an increase in charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed income base is set equal to the step-up base or the guaranteed earnings income base is reset.

In those states where permitted, we may offer a new version of the GMIB Plus with Annual Reset rider. We may refer to this new version of the rider as the “GMIB Plus with Annual Reset II” rider. If the GMIB Plus with Annual Reset II rider is available in a state, you may not select the GMIB Plus with Annual Reset rider. The GMIB Plus with Annual Reset II rider is identical to the GMIB Plus with Five Year Reset II rider except as described below:

(1)	You may reset the guaranteed earnings income base on each contract anniversary.

(2)	You may purchase the GMIB Plus with Annual Reset II rider until the annuitant is age 79.

(3)	The annual charge for the GMIB Plus with Annual Reset II rider with investment restrictions is 1.00% of the guaranteed income base. The maximum annual charge for the GMIB Plus with Annual Reset II rider with investment restrictions is 2.00%.

The annual charge for the GMIB Plus with Annual Reset II rider without investment restrictions is 1.10% of the guaranteed income base. The maximum annual charge for the GMIB Plus with Annual Reset II rider without investment restrictions is 2.00%.

In those states where permitted, in the future we may allow you under certain circumstances to discontinue the GMIB or GMIB Plus rider in order to add the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider on a contract anniversary. If you choose to add the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider, a new ten year annuitization waiting period will begin. Depending on the future investment results under your contract, it may be disadvantageous to you to replace your GMIB or GMIB Plus rider with the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider. Please consult with your financial representative to determine if adding the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset II rider is appropriate for you.

The effect of GMIB riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset II and GMIB Plus with Annual Reset II riders allow those contract owners to access cash values for income immediately, provided no more than 6% (or 4% for the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 6% (4% for issue ages 76 or greater for the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, withdrawals in excess of 6% (or 4% where applicable) will reduce the guaranteed earnings income base pro rata which could reduce the income available under any of the GMIB riders in future years. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset II and GMIB Plus with Annual Reset II riders provide you the option of resetting the guaranteed earnings income base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. Therefore, if you purchase the GMIB Plus with Five Year Reset rider on or after the annuitant’s 75th birthday, you will not be eligible for any resets. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the

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later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of five resets. The GMIB Plus with Five Year Reset II rider allows you to reset every 5th contract anniversary prior to the annuitant’s 81st birthday. Therefore, if you purchase the GMIB Plus with Five Year Reset II rider on or after the annuitant’s 76th birthday, you will not be eligible for any resets. The GMIB Plus with Annual Reset II rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday.

If the contract value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

Because you may not reset after the annuitant reaches certain ages and because the rider charge is assessed over the ten-year term of the rider, you should consider whether the reset features of these riders are of benefit to you if the annuitant is near the maximum issue ages for the riders.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset. When the optional death benefit ARDBR II has also been purchased, resetting the GMIB Plus with Annual Reset II also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset II is the only way in which the ARDBR II can be reset.

Since you may only purchase the ARDBR II if you purchase the GMIB Plus with Annual Reset II rider, any termination of the GMIB Plus with Annual Reset II rider will automatically terminate the ARDBR II as well. If you have purchased the ARDBR II, have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset II rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset II rider and the ARDBR II will be cancelled.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

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Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the

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owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an

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insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code required 20% withholding for distributions from contracts owned by tax-qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in contract.”

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-

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free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract within 10 days after you receive it (or a longer period as may be required by your state law) and get a refund of contract value as of the date of cancellation. In some states, we are required to return the greater of the original purchase price or the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $53,000 in 2008, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $53,000 and $63,000. For married couples filing jointly, the applicable dollar limitation is $85,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $85,000-$105,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $63,000 for individuals and $105,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SAR SEPPs may no

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longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $15,500 for 2008.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2008 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1000 per year in 2008. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $46,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $5,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Form 8522

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year

Form 8522

after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $169,000 for married individuals filing jointly and less than $116,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $156,000 and $169,000 for married and between $101,000 and $116,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,500 in 2008. Employees age 50 and older may contribute an additional $2,500 in 2008. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8522

Illustration of IRA Fixed Accumulations

	$1000	$1,000		$1000	$1,000
	Annual	One Time		Annual	One Time
Year	Contribution	Contribution	Year	Contribution	Contribution

1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-6%, Year 3-6%, Year 4-5%, Year 5-3%, Year 6-2%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8522

Appendix B

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Ohio National Fund

Money Market	1998	$10.00	$10.29	49,676
	1999	10.29	10.71	487,881
	2000	10.71	11.29	515,726
	2001	11.29	11.61	726,435
	2002	11.61	11.67	787,110
	2003	11.67	11.65	483,179
	2004	11.65	11.64	718,003
	2005	11.64	11.90	1,299,573
	2006	11.90	12.36	2,113,986
	2007	12.36	12.85	2,825,498

Equity	1999	10.00	10.83	746,946
	2000	10.83	10.02	1,874,476
	2001	10.02	9.09	2,343,298
	2002	9.09	7.32	2,332,617
	2003	7.32	10.48	2,772,163
	2004	10.48	11.67	3,704,388
	2005	11.67	12.27	4,292,293
	2006	12.27	12.98	4,335,911
	2007	12.98	12.10	5,039,310

Bond	1998	10.00	10.25	9,887
	1999	10.25	10.22	34,577
	2000	10.22	10.72	62,018
	2001	10.72	11.52	147,427
	2002	11.52	12.41	304,941
	2003	12.41	13.58	328,037
	2004	13.58	14.25	604,979
	2005	14.25	14.18	1,063,209
	2006	14.18	14.68	1,475,155
	2007	14.68	15.09	1,508,408

Omni	1998	10.00	9.41	28,181
	1999	9.41	10.39	71,697
	2000	10.39	8.76	99,309
	2001	8.76	7.55	91,519
	2002	7.55	5.78	74,721
	2003	5.78	7.23	91,379
	2004	7.23	7.67	249,892
	2005	7.67	8.33	236,240
	2006	8.33	9.35	251,138
	2007	9.35	9.92	214,007

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
S&P 500 Index	1998	$10.00	$11.18	70,846
	1999	11.18	13.91	382,424
	2000	13.91	12.46	622,336
	2001	12.46	10.70	662,230
	2002	10.70	8.21	598,915
	2003	8.21	10.40	664,592
	2004	10.40	11.37	647,913
	2005	11.37	11.77	843,939
	2006	11.77	13.45	625,744
	2007	13.45	14.00	688,708

International	1998	10.00	9.38	2,070
	1999	9.38	15.57	5,655
	2000	15.57	12.00	66,134
	2001	12.00	8.38	71,854
	2002	8.38	6.59	84,460
	2003	6.59	8.66	322,930
	2004	8.66	9.70	1,017,534
	2005	9.70	10.51	2,725,079
	2006	10.51	12.42	4,227,006
	2007	12.42	13.47	4,608,645

International Small Company	1999	10.00	15.12	5,267
	2000	15.12	10.45	48,950
	2001	10.45	7.32	55,262
	2002	7.32	6.17	52,385
	2003	6.17	9.41	62,867
	2004	9.41	11.27	91,275
	2005	11.27	14.41	265,950
	2006	14.41	18.04	408,834
	2007	18.04	21.01	603,053

Capital Appreciation	1998	10.00	9.87	12,436
	1999	9.87	10.41	88,690
	2000	10.41	13.57	115,152
	2001	13.57	14.75	247,596
	2002	14.75	11.68	287,639
	2003	11.68	15.22	271,812
	2004	15.22	16.97	390,386
	2005	16.97	17.70	953,450
	2006	17.70	20.42	1,336,766
	2007	20.42	21.01	1,069,894

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Mid Cap Opportunity	1998	$10.00	$9.32	7,214
	1999	9.32	14.99	129,893
	2000	14.99	13.63	285,102
	2001	13.63	11.75	304,951
	2002	11.75	8.66	294,737
	2003	8.66	12.57	299,086
	2004	12.57	14.14	361,287
	2005	14.14	15.41	316,665
	2006	15.41	16.75	297,079
	2007	16.75	19.57	493,791

Capital Growth	1998	10.00	10.40	4,359
	1999	10.40	31.20	97,232
	2000	31.20	22.88	235,273
	2001	22.88	19.36	230,722
	2002	19.36	11.12	226,829
	2003	11.12	15.44	216,887
	2004	15.44	18.31	201,998
	2005	18.31	18.63	188,504
	2006	18.63	22.18	178,664
	2007	22.18	24.45	179,330

High Income Bond	1998	10.00	9.92	15,817
	1999	9.92	10.03	43,953
	2000	10.03	9.24	80,540
	2001	9.24	9.55	108,594
	2002	9.55	9.84	165,141
	2003	9.84	11.97	203,555
	2004	11.97	13.13	226,445
	2005	13.13	13.40	414,973
	2006	13.40	14.63	574,601
	2007	14.63	15.01	734,281

Strategic Value (formerly Blue Chip)	1998	10.00	10.17	32,060
	1999	10.17	10.69	58,612
	2000	10.69	10.70	76,020
	2001	10.70	10.16	76,008
	2002	10.16	8.11	76,041
	2003	8.11	10.18	134,460
	2004	10.18	11.06	126,918
	2005	11.06	11.48	111,649
	2006	11.48	13.23	103,198
	2007	13.23	11.97	120,817

Millennium	2000	10.00	9.36	150,841
	2001	9.36	7.57	212,203
	2002	7.57	5.05	241,120
	2003	5.05	6.89	360,171
	2004	6.89	7.57	343,161
	2005	7.57	7.51	242,251
	2006	7.51	7.99	186,890
	2007	7.99	9.98	211,240

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Aggressive Growth	2000	$10.00	$7.61	112,907
	2001	7.61	5.14	140,922
	2002	5.14	3.68	76,997
	2003	3.68	4.79	68,946
	2004	4.79	5.17	32,977
	2005	5.17	5.81	25,661
	2006	5.81	6.09	47,341
	2007	6.09	7.82	79,710

Small Cap Growth	2000	10.00	7.75	54,345
	2001	7.75	4.64	63,172
	2002	4.64	3.26	67,854
	2003	3.26	4.70	95,546
	2004	4.70	5.19	76,298
	2005	5.19	5.48	79,387
	2006	5.48	6.82	85,102
	2007	6.82	7.75	210,415

Nasdaq 100 Index	2000	10.00	6.05	46,885
	2001	6.05	4.04	105,531
	2002	4.04	2.51	192,327
	2003	2.51	3.68	276,066
	2004	3.68	4.01	403,259
	2005	4.01	4.03	1,060,246
	2006	4.03	4.26	1,664,926
	2007	4.26	5.00	1,283,768

Bristol	2002	10.00	7.85	9,173
	2003	7.85	10.31	9,401
	2004	10.31	11.10	12,661
	2005	11.10	12.32	381,338
	2006	12.32	14.22	754,166
	2007	14.22	15.18	1,091,202

Bryton Growth	2002	10.00	6.84	9,188
	2003	6.84	9.19	14,798
	2004	9.19	9.79	20,773
	2005	9.79	10.12	165,846
	2006	10.12	11.71	417,125
	2007	11.71	12.76	901,211

Balanced	2004	10.00	11.26	7,633
	2005	11.26	11.55	30,508
	2006	11.55	12.95	61,944
	2007	12.95	14.41	74,987

U.S. Equity	2004	10.00	11.64	28,484
	2005	11.64	12.54	72,503
	2006	12.54	13.42	223,147
	2007	13.42	15.05	238,500

Income Opportunity	2004	10.00	10.69	28,221
	2005	10.69	10.91	66,981
	2006	10.91	11.26	77,873
	2007	11.26	12.09	88,351

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Target VIP	2005	$10.00	$10.13	3,605
	2006	10.13	11.12	165,221
	2007	11.12	12.09	224,301
Target Equity/Income	2005	10.00	10.12	30,860
	2006	10.12	10.94	284,392
	2007	10.94	12.00	399,359

Bristol Growth	2007	10.00	10.28	10,096

Dow Target Variable Fund LLC
Dow Target 10 Portfolios
First Quarter	1999	10.00	10.21	21,069
	2000	10.21	10.30	23,291
	2001	10.30	9.85	24,143
	2002	9.85	8.72	14,343
	2003	8.72	10.82	37,842
	2004	10.82	11.07	31,655
	2005	11.07	10.28	24,235
	2006	10.28	13.14	20,836
	2007	13.14	13.10	37,400

Second Quarter	1999	10.00	10.21	16,520
	2000	10.21	10.37	26,576
	2001	10.37	10.07	22,941
	2002	10.07	9.32	12,414
	2003	9.32	11.85	30,998
	2004	11.85	11.97	30,100
	2005	11.97	11.56	31,140
	2006	11.56	14.85	30,600
	2007	14.85	15.46	35,011

Third Quarter	1999	10.00	8.87	30,287
	2000	8.87	9.17	34,206
	2001	9.17	8.78	32,826
	2002	8.78	7.96	35,258
	2003	7.96	9.82	63,987
	2004	9.82	10.06	74,755
	2005	10.06	9.43	78,645
	2006	9.43	11.96	110,960
	2007	11.96	12.51	120,947

Fourth Quarter	1999	10.00	9.25	63,617
	2000	9.25	10.00	13,715
	2001	10.00	9.75	14,100
	2002	9.75	9.12	10,579
	2003	9.12	11.19	48,093
	2004	11.19	11.21	24,956
	2005	11.21	10.61	22,574
	2006	10.61	13.40	46,481
	2007	13.40	13.76	59,999

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Dow Target 5 Portfolios
First Quarter	2000	$10.00	$11.22	227
	2001	11.22	10.75	65
	2002	10.75	9.18	0
	2003	9.18	11.03	996
	2004	11.03	12.10	995
	2005	12.10	11.73	1,190
	2006	11.73	16.37	341
	2007	16.37	16.70	3,608

Second Quarter	2000	10.00	12.37	297
	2001	12.37	10.95	221
	2002	10.95	9.82	146
	2003	9.82	12.00	276
	2004	12.00	13.19	146
	2005	13.19	12.67	145
	2006	12.67	17.31	318
	2007	17.31	17.99	5,674

Third Quarter	2000	10.00	11.77	62
	2001	11.77	11.05	62
	2002	11.05	9.77	20,766
	2003	9.77	11.12	1,957
	2004	11.12	11.89	2,704
	2005	11.89	9.52	3,341
	2006	9.52	12.87	6,104
	2007	12.87	13.89	16,989

Fourth Quarter	1999	10.00	8.51	946
	2000	8.51	9.20	956
	2001	9.20	9.41	1,206
	2002	9.41	8.78	3,179
	2003	8.78	10.40	1,828
	2004	10.40	10.98	1,023
	2005	10.98	9.52	876
	2006	9.52	13.05	12,303
	2007	13.05	13.84	13,776

Dreyfus Variable Insurance Fund
Appreciation	2003	10.00	11.73	14,079
	2004	11.73	12.18	32,155
	2005	12.18	12.57	49,666
	2006	12.57	14.48	60,389
	2007	14.48	15.33	73,473

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income	1998	$10.00	$8.88	24,326
	1999	8.88	9.27	70,592
	2000	9.27	8.76	91,361
	2001	8.76	7.87	79,514
	2002	7.87	6.92	83,623
	2003	6.92	8.53	97,467
	2004	8.53	10.04	266,214
	2005	10.04	10.34	1,006,064
	2006	10.34	12.57	1,957,580
	2007	12.57	12.64	4,209,652

Goldman Sachs Structured U.S. Equity	1998	10.00	10.22	21,555
	1999	10.22	12.59	83,199
	2000	12.59	11.28	111,950
	2001	11.28	9.84	99,007
	2002	9.84	7.62	101,320
	2003	7.62	9.78	120,665
	2004	9.78	11.14	143,000
	2005	11.14	11.76	593,339
	2006	11.76	13.15	925,628
	2007	13.15	12.82	731,330

Goldman Sachs Capital Growth	1998	10.00	11.23	15,484
	1999	11.23	14.15	28,310
	2000	14.15	12.90	46,516
	2001	12.90	10.94	62,797
	2002	10.94	8.20	68,203
	2003	8.20	10.06	64,973
	2004	10.06	10.88	174,593
	2005	10.88	11.10	175,524
	2006	11.10	11.94	185,627
	2007	11.94	13.03	186,546

Janus Aspen Series (Institutional Shares)
Large Cap Growth	1998	10.00	11.60	59,300
	1999	11.60	16.55	409,857
	2000	16.55	10.04	645,853
	2001	10.04	10.45	596,168
	2002	10.45	7.61	463,086
	2003	7.61	9.94	343,998
	2004	9.94	10.30	255,162
	2005	10.30	10.64	182,354
	2006	10.64	11.75	137,652
	2007	11.75	13.40	91,919

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
International Growth	1998	$10.00	$9.91	3,169
	1999	9.91	17.90	48,536
	2000	17.90	14.91	114,822
	2001	14.91	11.34	104,233
	2002	11.34	8.36	82,021
	2003	8.36	11.18	62,869
	2004	11.18	13.19	61,451
	2005	13.19	17.29	67,171
	2006	17.29	25.19	75,712
	2007	25.19	32.03	63,560

Worldwide Growth	1998	10.00	10.54	53,905
	1999	10.54	17.18	319,718
	2000	17.18	14.36	497,473
	2001	14.36	11.04	397,264
	2002	11.04	8.15	321,826
	2003	8.15	10.01	247,172
	2004	10.01	10.40	147,886
	2005	10.40	10.91	98,568
	2006	10.91	12.78	73,169
	2007	12.78	13.89	58,553

Balanced	1998	10.00	11.67	42,915
	1999	11.67	14.66	359,275
	2000	14.66	14.19	497,551
	2001	14.19	13.41	459,055
	2002	13.41	12.43	358,015
	2003	12.43	14.06	268,663
	2004	14.06	15.12	193,173
	2005	15.12	16.17	137,650
	2006	16.17	17.75	97,998
	2007	17.75	19.44	75,468

Janus Aspen Series (Service Shares)
Large Cap Growth	2000	10.00	8.10	244,857
	2001	8.10	6.03	446,943
	2002	6.03	4.38	420,322
	2003	4.38	5.71	343,417
	2004	5.71	5.89	286,066
	2005	5.89	6.08	228,716
	2006	6.08	6.69	196,216
	2007	6.69	7.61	271,952

International Growth	2000	10.00	7.90	19,360
	2001	7.90	6.00	166,194
	2002	6.00	4.41	181,433
	2003	4.41	5.88	136,058
	2004	5.88	6.92	196,732
	2005	6.92	9.05	478,472
	2006	9.05	13.15	1,236,468
	2007	13.15	16.69	2,696,152

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Worldwide Growth	2000	$10.00	$8.01	263,203
	2001	8.01	6.14	449,841
	2002	6.14	4.52	398,989
	2003	4.52	5.54	326,572
	2004	5.54	5.74	265,504
	2005	5.74	6.01	258,878
	2006	6.01	7.02	210,709
	2007	7.02	7.61	240,523

Balanced	2000	10.00	9.75	197,562
	2001	9.75	9.19	360,002
	2002	9.19	8.50	388,415
	2003	8.50	9.58	367,126
	2004	9.58	10.28	351,147
	2005	10.28	10.97	360,722
	2006	10.97	12.01	340,165
	2007	12.01	13.12	427,992

J.P. Morgan Series Trust II
JPMorgan Small Company	1998	10.00	8.36	11,686
	1999	8.36	11.96	50,791
	2000	11.96	10.51	75,985
	2001	10.51	9.58	92,257
	2002	9.58	7.44	119,187
	2003	7.44	10.03	142,615
	2004	10.03	12.64	244,935
	2005	12.64	12.95	268,177
	2006	12.95	14.77	277,280
	2007	14.77	13.80	236,276

JPMorgan Mid Cap Value	2001	10.00	10.96	480
	2002	10.96	10.96	29,825
	2003	10.96	14.07	91,955
	2004	14.07	16.89	254,317
	2005	16.89	18.28	822,286
	2006	18.28	21.17	1,145,779
	2007	21.17	21.49	1,267,739

Lazard Retirement Series
Lazard Retirement U.S. Small Cap Equity	1999	10.00	9.31	1,275
	2000	9.31	11.17	9,081
	2001	11.17	13.13	60,187
	2002	13.13	10.72	147,305
	2003	10.72	14.57	156,880
	2004	14.57	16.59	229,934
	2005	16.59	17.10	216,601
	2006	17.10	19.67	212,797
	2007	19.67	18.09	183,452

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Lazard Retirement Emerging Markets Equity	1999	$10.00	$11.51	6,709
	2000	11.51	8.21	24,583
	2001	8.21	7.72	42,948
	2002	7.72	7.54	54,024
	2003	7.54	11.42	83,226
	2004	11.42	14.78	118,442
	2005	14.78	20.62	314,166
	2006	20.62	26.56	440,423
	2007	26.56	35.09	825,167

Lazard U.S. Strategic Equity	2006	10.62	12.37	2,393
	2007	12.37	12.14	8,693

Lazard International Equity	2006	11.46	13.92	137,496
	2007	13.92	15.28	1,544,679

UBS Series Trust
U.S. Allocation	1999	10.00	10.50	8,361
	2000	10.50	10.18	31,615
	2001	10.18	8.82	74,273
	2002	8.82	6.74	88,576
	2003	6.74	8.50	147,157
	2004	8.50	9.30	141,986
	2005	9.30	9.83	92,279
	2006	9.83	10.81	69,509
	2007	10.81	10.92	48,022

MFS® Variable Insurance Trust
MFS® Investors Growth Stock	2001	10.00	10.72	3,466
	2002	10.72	7.68	12,078
	2003	7.68	9.33	38,894
	2004	9.33	10.08	38,931
	2005	10.08	10.41	49,450
	2006	10.41	11.07	52,228
	2007	11.07	12.18	65,982

MFS® Mid Cap Growth	2001	10.00	11.11	320
	2002	11.11	6.23	12,149
	2003	6.23	8.43	31,657
	2004	8.43	9.56	42,864
	2005	9.56	9.74	50,988
	2006	9.74	9.88	190,828
	2007	9.88	10.72	412,365

MFS® New Discovery	2001	10.00	11.56	13,022
	2002	11.56	7.81	21,801
	2003	7.81	10.33	24,472
	2004	10.33	10.87	19,767
	2005	10.87	11.32	49,231
	2006	11.32	12.67	50,574
	2007	12.67	12.84	48,398

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
MFS® Total Return	2001	$10.00	$10.26	3,722
	2002	10.26	9.63	174,723
	2003	9.63	11.07	321,878
	2004	11.07	12.18	463,212
	2005	12.18	12.38	668,633
	2006	12.38	13.70	679,107
	2007	13.70	14.11	800,532
Van Kampen Universal Institutional Funds (Class I)
Core Plus Fixed Income	1998	10.00	10.48	3,905
	1999	10.48	10.22	51,044
	2000	10.22	11.25	56,923
	2001	11.25	12.19	48,463
	2002	12.19	12.97	42,121
	2003	12.97	13.45	32,204
	2004	13.45	13.91	29,175
	2005	13.91	14.37	29,160
	2006	14.37	14.77	17,925
	2007	14.77	15.44	20,683

Value	1998	10.00	8.83	2,408
	1999	8.83	8.59	11,662
	2000	8.59	10.64	18,756
	2001	10.64	10.78	15,465
	2002	10.78	8.32	8,393
	2003	8.32	11.05	10,715
	2004	11.05	12.91	9,265
	2005	12.91	13.38	7,853
	2006	13.38	15.50	4,706
	2007	15.50	14.89	3,033

U.S. Real Estate	1998	10.00	8.97	0
	1999	8.97	8.76	13,366
	2000	8.76	11.22	25,564
	2001	11.22	12.22	15,975
	2002	12.22	12.01	12,813
	2003	12.01	16.37	31,222
	2004	16.37	22.13	46,568
	2005	22.13	25.67	65,805
	2006	25.67	35.13	64,971
	2007	35.13	28.87	51,959

Emerging Market Debt	1998	10.00	6.74	0
	1999	6.74	8.65	5,903
	2000	8.65	9.54	8,544
	2001	9.54	10.41	5,107
	2002	10.41	11.27	4,551
	2003	11.27	14.29	527
	2004	14.29	15.58	2,238
	2005	15.58	17.34	1,839
	2006	17.34	19.04	0
	2007	19.04	20.10	0

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income	2003	$10.00	$11.55	11,734
	2004	11.55	11.91	12,926
	2005	11.91	12.27	35,257
	2006	12.27	12.59	51,741
	2007	12.59	13.13	924,171

U.S. Real Estate	2003	10.00	12.82	14,316
	2004	12.82	17.29	115,803
	2005	17.29	20.00	372,174
	2006	20.00	27.29	626,867
	2007	27.29	22.38	1,051,361

International Growth	2006	10.00	10.80	10,000
	2007	10.80	12.23	782,042

Capital Growth	2006	10.00	10.27	6,956
	2007	10.27	12.38	34,188

Old Mutual Insurance Series Fund
Technology & Communications	2000	10.00	5.35	75,715
	2001	5.35	2.53	135,208
	2002	2.53	1.15	111,881
	2003	1.15	1.66	140,033
	2004	1.66	1.75	116,967
	2005	1.75	1.91	101,242
	2006	1.91	1.98	97,039
	2007	1.98	2.62	45,436

PIMCO Variable Insurance Trust
Real Return	2002	10.00	10.68	30,817
	2003	10.68	11.53	174,108
	2004	11.53	12.44	561,294
	2005	12.44	12.59	1,679,093
	2006	12.59	12.57	2,654,325
	2007	12.57	13.78	2,981,292

Total Return	2002	10.00	10.44	61,436
	2003	10.44	10.87	203,238
	2004	10.87	11.30	275,893
	2005	11.30	11.47	429,164
	2006	11.47	11.81	1,377,978
	2007	11.81	12.73	5,235,746

Global Bond	2002	10.00	10.70	5,341
	2003	10.70	12.14	48,795
	2004	12.14	13.30	81,063
	2005	13.30	12.31	195,504
	2006	12.31	12.77	296,361
	2007	12.77	13.89	437,377

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Prudential Series Fund
Jennison	2000	$10.00	$8.61	31,339
	2001	8.61	6.95	42,197
	2002	6.95	4.74	57,686
	2003	4.74	6.09	78,941
	2004	6.09	6.59	81,191
	2005	6.59	7.44	144,362
	2006	7.44	7.48	252,293
	2007	7.48	8.27	257,071

Jennison 20/20 Focus	2000	10.00	9.77	3,427
	2001	9.77	9.56	5,108
	2002	9.56	7.33	6,681
	2003	7.33	9.36	67,222
	2004	9.36	10.70	112,073
	2005	10.70	12.86	165,087
	2006	12.86	14.48	328,438
	2007	14.48	15.80	1,165,897

Legg Mason Partners Variable Equity Trust
Fundamental Value	1998	10.00	10.70	2,810
	1999	10.70	12.50	15,238
	2000	12.50	15.18	19,554
	2001	15.18	15.33	58,830
	2002	15.33	11.38	60,895
	2003	11.38	15.68	67,026
	2004	15.68	16.84	93,302
	2005	16.84	17.36	114,467
	2006	17.36	20.32	108,570
	2007	20.32	20.39	134,209

Capital and Income	1998	10.00	10.04	4,958
	1999	10.04	10.03	29,385
	2000	10.03	10.72	33,657
	2001	10.72	10.54	52,597
	2002	10.54	9.73	55,689
	2003	9.73	11.18	51,447
	2004	11.18	12.05	49,135
	2005	12.05	12.33	39,870
	2006	12.33	13.76	33,468
	2007	13.76	14.26	42,072

Investors	1998	10.00	10.17	6,727
	1999	10.17	11.25	7,741
	2000	11.25	12.85	13,083
	2001	12.85	12.20	32,448
	2002	12.20	9.31	50,000
	2003	9.31	12.21	54,924
	2004	12.21	13.35	59,379
	2005	13.35	14.08	52,860
	2006	14.08	16.52	51,661
	2007	16.52	17.01	66,414

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Wells Fargo Advantage Variable Trust Funds
Discovery	1998	$10.00	$11.56	10,255
	1999	11.56	21.76	150,463
	2000	21.76	18.37	313,405
	2001	18.37	12.60	321,910
	2002	12.60	7.80	303,965
	2003	7.80	10.38	284,194
	2004	10.38	12.25	238,314
	2005	12.25	13.31	198,475
	2006	13.31	15.12	103,607
	2007	15.12	18.33	65,015

Opportunity	1998	10.00	9.57	10,471
	1999	9.57	12.80	43,944
	2000	12.80	13.52	124,830
	2001	13.52	12.90	180,541
	2002	12.90	9.36	225,389
	2003	9.36	12.71	212,892
	2004	12.71	14.89	183,977
	2005	14.89	15.92	155,307
	2006	15.92	17.71	132,856
	2007	17.71	18.71	92,651

Small/Mid Cap	1998	10.00	9.42	1,865
	1999	9.42	9.07	16,693
	2000	9.07	9.69	11,183
	2001	9.69	10.00	9,575
	2002	10.00	7.62	8,108
	2003	7.62	10.45	8,927
	2004	10.45	12.09	6,857
	2005	12.09	13.96	7,453
	2006	13.96	16.01	5,515
	2007	16.01	15.76	1,575
Fidelity® Variable Insurance Products Fund
VIP Contra Fund	2000	10.00	9.26	44,969
	2001	9.26	8.03	157,198
	2002	8.03	7.19	209,793
	2003	7.19	9.14	368,098
	2004	9.14	10.43	597,830
	2005	10.43	12.06	1,228,615
	2006	12.06	13.32	1,926,325
	2007	13.32	15.48	3,248,750

VIP Mid Cap	2000	10.00	11.18	35,810
	2001	11.18	10.69	133,190
	2002	10.69	9.54	219,089
	2003	9.54	13.06	307,771
	2004	13.06	16.14	447,592
	2005	16.14	18.88	680,743
	2006	18.88	21.03	844,421
	2007	21.03	24.04	972,387

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
VIP Equity Income	2003	$10.00	$11.15	23,139
	2004	11.15	11.92	44,983
	2005	11.92	12.48	113,923
	2006	12.48	14.83	603,255
	2007	14.83	14.89	1,653,224

VIP Growth	2000	10.00	8.48	42,519
	2001	8.48	6.90	134,439
	2002	6.90	4.77	201,437
	2003	4.77	6.26	246,113
	2004	6.26	6.40	260,661
	2005	6.40	6.69	256,585
	2006	6.69	7.07	259,391
	2007	7.07	8.88	337,940

Alliance Variable Products Series
Growth & Income	2001	10.00	9.85	12,170
	2002	9.85	7.59	10,093
	2003	7.59	9.94	9,831
	2004	9.94	10.96	6,254
	2005	10.96	11.36	5,785
	2006	11.36	13.17	3,689
	2007	13.17	13.69	2,528

Small Cap Growth	2001	10.00	11.67	1,865
	2002	11.67	7.86	1,733
	2003	7.86	11.57	1,766
	2004	11.57	13.12	1,668
	2005	13.12	13.64	1,693
	2006	13.64	14.93	1,144
	2007	14.93	16.83	0

Global Bond	2001	10.00	9.40	10,060
	2002	9.40	10.87	9,238
	2003	10.87	12.18	9,103
	2004	12.18	13.20	8,961
	2005	13.20	12.05	8,959
	2006	12.05	12.50	6,661
	2007	12.50	13.64	6,610

Royce Capital Fund
Small Cap	2003	10.00	10.00	136,253
	2004	10.00	17.34	302,187
	2005	17.34	18.66	604,546
	2006	18.66	12.37	741,796
	2007	12.37	20.72	1,092,702

Micro-Cap	2003	10.00	14.73	47,410
	2004	14.73	16.62	148,433
	2005	16.62	18.38	251,572
	2006	18.38	22.06	373,562
	2007	22.06	22.73	524,190

Form 8522

	Year Ended	Unit Value	Unit Value at	Number of Units
	December 31	at Beginning of Year	End of Year	at End of Year
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	2005	$10.00	$10.40	0
	2006	10.40	12.19	717,912
	2007	12.19	12.53	2,002,052
Franklin Flex Cap Securities Fund	2005	10.00	11.17	0
	2006	11.17	11.65	50,505
	2007	11.65	13.20	1,772,609
Templeton Foreign Securities Fund	2005	10.00	11.22	0
	2006	11.22	13.50	510,176
	2007	13.50	15.45	1,173,146
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	2006	10.00	10.21	469,124
	2007	10.21	10.43	2,192,904

Form 8522

Statement of Additional Information Contents

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-43513

Form 8522

Ohio National Variable Account A
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654
Statement of Additional Information
November 17, 2008
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated November 17, 2008. To get a free copy of the prospectus for VAA, write or call us at the above address.
Table of Contents

Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements	4

“ONcore Value VA”

Independent Registered Public Accounting Firm
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2007	$117,751,720	$22,706,307
2006	$80,123,822	$13,243,555
2005	$55,437,760	$10,292,152

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2007, was 3.93%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n  =   ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we do not include the $30 annual contract administration charge as a percentage of contract value because the average value of this series of contracts is $116,825. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the total returns. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2007 (assuming surrender of the contract then) are as follows:

								Since
	Fund	Life of					Subaccount	Subaccount
ONcore Value DECEMBER 31, 2007	Inception	Fund	1 Year	3 Year	5 Year	10 Year	Inception	Inception

Ohio National Fund, Inc.
Money Market Portfolio	7/31/1980	5.00%	-1.99%	1.38%	1.39%	2.69%	7/31/1980	5.00%
Equity Portfolio	1/14/1971	8.22%	-12.73%	-0.78%	10.17%	3.36%	1/14/1971	8.22%
Bond Portfolio	11/2/1982	6.39%	-3.21%	-0.04%	3.48%	4.38%	11/2/1982	6.39%
Omni Portfolio	9/10/1984	6.57%	0.03%	7.21%	11.01%	0.88%	9/10/1984	6.57%
S&P 500 Index® Portfolio	1/3/1997	7.02%	-1.88%	5.43%	10.88%	4.91%	1/3/1997	7.02%
International Portfolio	5/3/1993	6.47%	2.46%	9.96%	15.04%	3.99%	5/3/1993	6.47%
International Small Company Portfolio	3/31/1995	11.30%	10.42%	21.73%	27.55%	11.41%	3/31/1995	11.30%
Capital Appreciation Portfolio	4/30/1994	10.03%	-3.11%	5.62%	12.09%	8.37%	4/30/1994	10.03%
Millennium Portfolio	4/30/1994	11.05%	18.90%	7.93%	14.24%	7.72%	4/30/1994	11.05%
Aggressive Growth Portfolio	3/31/1995	1.19%	22.39%	13.22%	15.96%	-1.87%	3/31/1995	1.19%
Mid Cap Opportunity Portfolio	1/3/1997	10.56%	10.81%	9.80%	17.38%	8.34%	1/3/1997	10.56%
Capital Growth Portfolio	5/1/1998	9.69%	4.23%	8.43%	16.75%	—	5/1/1998	9.69%
High Income Bond Portfolio	5/1/1998	4.29%	-3.40%	2.70%	8.39%	—	5/1/1998	4.29%
Strategic Value (formerly Blue Chip) Portfolio	5/1/1998	1.88%	-15.55%	0.75%	7.65%	—	5/1/1998	1.88%
Small Cap Growth Portfolio	1/3/1997	5.13%	7.60%	12.72%	18.58%	6.09%	1/3/1997	5.13%
Nasdaq-100® Index Portfolio	5/1/2000	-8.63%	11.52%	5.92%	14.46%	—	5/1/2000	-8.63%
Bristol Portfolio	5/1/2002	7.39%	0.79%	9.37%	13.74%	—	5/1/2002	7.39%
Bryton Growth Portfolio	5/1/2002	4.10%	2.91%	7.51%	12.91%	—	5/1/2002	4.10%
U.S. Equity Portfolio	5/3/2004	10.77%	6.16%	7.22%	—	—	5/3/2004	10.77%
Balanced Portfolio	5/3/2004	9.43%	5.29%	6.84%	—	—	5/3/2004	9.43%
Income Opportunity Portfolio	5/3/2004	4.10%	1.35%	2.31%	—	—	5/3/2004	4.10%
Target VIP Portfolio	11/2/2005	6.63%	2.75%	—	—	—	11/2/2005	6.63%
Target Equity/Income Portfolio	11/2/2005	6.24%	3.43%	—	—	—	11/2/2005	6.24%
Bristol Growth Portfolio	5/1/2007	-3.22%	—	—	—	—	5/1/2007	-3.22%

Legg Mason Partners Variable Portfolios
Legg Mason Partners Variable Fundamental Value Portfolio	2/17/1998	8.48%	-5.70%	4.79%	11.98%	—	5/1/1998	7.64%
Legg Mason Partners Variable Capital and Income Portfolio	2/17/1998	4.14%	-2.34%	3.98%	7.51%	—	5/1/1998	3.74%
Legg Mason Partners Variable Investors Portfolio	2/17/1998	6.35%	-3.03%	6.68%	12.45%	—	5/1/1998	5.65%

Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio	1/31/1995	13.27%	10.25%	12.51%	16.24%	9.28%	5/1/2000	5.86%
VIP Growth Portfolio	10/31/1986	10.10%	19.52%	9.87%	12.86%	5.57%	5/1/2000	-1.54%
VIP Mid Cap Portfolio	12/31/1998	17.22%	8.30%	12.65%	20.03%	—	5/1/2000	12.12%
VIP Equity-Income Portfolio	10/9/1986	9.73%	-5.64%	5.92%	11.76%	5.49%	10/1/2003	10.11%

The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio	5/2/1999	6.92%	3.13%	12.31%	16.28%	—	1/3/2000	5.89%
Jennison Portfolio	4/25/1995	8.38%	4.55%	6.12%	11.39%	4.16%	1/3/2000	-2.35%

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Growth and Income Fund	1/12/1998	4.07%	-5.42%	6.24%	12.44%	—	5/1/1998	2.45%
Goldman Sachs Structured U.S. Equity Fund	2/12/1998	3.67%	-8.51%	2.96%	10.58%	—	5/1/1998	2.60%
Goldman Sachs Capital Growth Fund	4/30/1998	2.82%	3.14%	4.41%	9.28%	—	5/1/1998	2.78%

MFS® Variable Insurance Trust (Service Class)
MFS® New Discovery Series	5/1/2000	-0.39%	-4.67%	3.87%	10.04%	—	11/1/2001	4.14%
MFS® Investors Growth Stock Series	5/1/2000	-3.54%	4.03%	4.73%	9.25%	—	11/1/2001	3.25%
MFS® Mid Cap Growth Series	5/1/2000	-3.50%	2.53%	2.02%	11.08%	—	11/1/2001	1.13%
MFS® Total Return Series	5/1/2000	5.82%	-3.00%	3.19%	7.50%	—	11/1/2001	5.75%

Lazard Retirement Series, Inc.
Lazard Retirement U.S. Small Cap Equity Portfolio	11/4/1997	6.59%	-14.03%	1.00%	10.65%	6.86%	7/1/1999	7.22%
Lazard Retirement Emerging Markets Equity Portfolio	11/3/1997	12.59%	26.11%	32.27%	35.85%	13.36%	7/1/1999	15.91%
Lazard Retirement U.S. Strategic Equity Portfolio	3/18/1998	3.64%	-7.84%	3.57%	9.36%	—	5/2/2005	5.52%
Lazard Retirement International Equity Portfolio	9/1/1998	5.89%	3.79%	11.93%	15.91%	—	5/2/2005	15.50%

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	9/30/1999	7.70%	3.68%	1.57%	4.73%	—	8/1/2002	5.82%
Total Return Portfolio	12/31/1997	5.06%	1.79%	2.17%	3.53%	5.06%	8/1/2002	4.25%
Global Bond Portfolio	1/10/2002	7.36%	2.76%	-0.54%	4.86%	—	8/1/2002	5.97%

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	1/6/1999	8.04%	-3.17%	4.87%	11.94%	—	5/2/2005	6.85%
Franklin Flex Cap Growth Securities Fund	5/2/2005	9.05%	7.30%	—	—	—	5/2/2005	9.05%
Templeton Foreign Securities Fund	5/1/1997	7.49%	8.42%	13.02%	17.97%	7.11%	5/2/2005	15.99%

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	12/29/1999	2.16%	-0.11%	6.22%	8.95%	—	5/1/2003	9.12%

Royce Capital Fund
Royce Micro-Cap Portfolio	12/31/1996	14.34%	-2.95%	9.36%	17.62%	14.30%	5/1/2003	18.89%
Royce Small-Cap Portfolio	12/31/1996	12.29%	-9.01%	4.32%	15.32%	12.89%	5/1/2003	16.53%

J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	1/3/1995	8.65%	-12.52%	1.06%	12.79%	4.29%	5/1/1998	3.39%
JPMorgan Mid Cap Value Portfolio	9/28/2001	13.23%	-4.47%	6.64%	14.07%	—	11/1/2001	13.21%

The Universal Institutional Funds, Inc. (Class II)
Van Kampen’s Core Plus Fixed Income Portfolio	5/1/2003	2.56%	-1.73%	1.40%	—	—	5/1/2003	2.56%
Van Kampen’s U.S. Real Estate Portfolio	5/1/2003	18.49%	-24.01%	7.27%	—	—	5/1/2003	18.49%
Van Kampen’s International Growth Equity Portfolio	5/1/2006	9.48%	7.24%	—	—	—	5/1/2006	9.48%
Van Kampen’s Capital Growth Portfolio	5/5/2003	12.41%	14.57%	10.79%	—	—	5/1/2006	10.32%

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	4/28/2005	8.96%	-3.87%	—	—	—	5/1/2006	-1.05%

Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	9/13/1993	7.70%	7.77%	7.20%	11.31%	4.22%	4/30/1998	2.90%
International Growth Portfolio	5/4/1994	15.21%	20.87%	32.97%	30.27%	13.72%	4/30/1998	12.46%
Worldwide Growth Portfolio	9/13/1993	9.76%	2.38%	8.16%	10.58%	5.04%	4/30/1998	3.25%
Balanced Portfolio	9/13/1993	10.23%	3.30%	6.74%	8.65%	8.12%	4/30/1998	7.03%

The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolio — First Quarter	1/4/1999	3.05%	-6.30%	3.96%	8.05%	—	1/4/1999	3.05%
The Dow® Target 10 Portfolio — Second Quarter	4/1/1999	5.10%	-1.87%	7.18%	10.26%	—	4/1/1999	5.10%
The Dow® Target 10 Portfolio — Third Quarter	7/1/1999	2.67%	-1.42%	5.77%	9.03%	—	7/1/1999	2.67%
The Dow® Target 10 Portfolio — Fourth Quarter	10/1/1999	3.94%	-3.37%	5.27%	8.14%	—	10/1/1999	3.94%
The Dow® Target 5 Portfolio — First Quarter	1/1/2000	6.62%	-4.01%	9.69%	12.02%	—	1/3/2000	6.63%
The Dow® Target 5 Portfolio — Second Quarter	4/1/2000	7.87%	-2.09%	9.24%	12.50%	—	4/1/2000	7.87%
The Dow® Target 5 Portfolio — Third Quarter	7/1/2000	4.48%	1.92%	3.49%	6.84%	—	7/1/2000	4.48%
The Dow® Target 5 Portfolio — Fourth Quarter	10/1/1999	4.02%	0.01%	6.28%	9.12%	—	10/1/1999	4.02%

4

Ohio National Variable Account A
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
The following financial statements of the Registrant are included in Part B of this Registration Statement.
The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.
Consent of the following:

Exhibits:
(24) Powers of Attorney by certain directors of Depositor
All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(3)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43513).

(3)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(3)(d)	Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

(3)(e)	Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43513).

(3)(f)	Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43513).

(3)(g)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006.

(3)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006.

(3)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006.

(3)(j)	Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900).

(3)(k)	Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900).

(3)(l)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900).

(4)	Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43513).

(5)(a)	Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

(6)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(7)(a)	Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

(7)(b)	Variable Annuity GMIB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(b) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

(7)(c)	Variable Annuity Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(c) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

(7)(d)	Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor
Larry Adams*	Senior Vice President and Chief Agency Officer

Trudy K. Backus*	Vice President, Administrative Projects

Thomas A. Barefield*	Executive Vice President, Chief Marketing Officer-Institutions

Lee E. Bartels*	Vice President, Underwriting

Howard C. Becker*	Senior Vice President, Individual Insurance & Corporate Services

G. Timothy Biggs*	Vice President, Mortgages and Real Estate

Jeffery A. Bley, Jr.*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, Kentucky 41011	Director

William R. Burleigh One West Fourth Street Suite 1100 Cincinnati, Ohio 45202	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, Ohio 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Joseph A. Campanella 6179 Paderbourne Drive Hudson, Ohio 44236	Director

Timothy C. Cardinal*	Vice President and Actuary, Financial Reporting

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, Ohio 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Richard J. Dowdle*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Ronald J. Dolan*	Director and Vice Chairman, Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources and Administration

Donald W. Flannery*	Information Technology Head

Rosemary Gatto*	Vice President, Claims

Dianne S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden 7000 Midland Boulevard Batavia, Ohio 45103	Director

Gary T. Huffman*	Vice Chairman, Distribution

Jed R. Martin*	Vice President, Private Placements

Name and Principal	Positions and Offices
Business Address	with Depositor
Larry L. Mast*	Senior Vice President, Career Marketing

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Vice President, Annuity Product Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, Ohio 45202	Director

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips 200 E. Randolph Drive 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Chief Financial Officer

Joseph R. Sander*	Vice President, Treasurer

William G. Schlechter, M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Laurens N. Sullivan*	Vice President, Institutional Sales

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc. (aviation)	Ohio	100%

ON Global Holdings, Inc. (holding company, foreign insurance)	Delaware	100%

Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%

Suffolk Capital Management LLC (investment adviser)	Delaware	81%
The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%

The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%

Ohio National Fund, Inc. (registered investment company)	Maryland	(more than) 90%

Dow Target Variable Fund LLC (registered investment company)	Ohio	100%

National Security Life and Annuity Company (insurance company)	New York	80.5%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company (investment adviser)	Ohio	100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrants National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of September 15, 2008, this series of the Registrant’s contracts were owned by 9,875 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
Jeffery A. Bley	Chief Compliance Officer
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on	Brokerage
Commissions	Redemption	Commissions	Compensation
$117,751,720	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) the Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(c) the Registrant hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d)  the Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.
(e)  Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f)  Undertaking to File Reports — Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and signed on its behalf in the City of Montgomery and the State of Ohio on this 18th day of September, 2008.

Ohio National Variable Account A
(Registrant)

By THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 18th day of September, 2008.

THE OHIO NATIONAL LIFE INSURANCE COMPANY (Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley David B. O’Maley	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	September 18, 2008

*/s/ Jack E. Brown Jack E. Brown	Director	September 18, 2008

*/s/ William R. Burleigh William R. Burleigh	Director	September 18, 2008

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	September 18, 2008

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	September 18, 2008

*/s/ Thomas G. Cody Thomas G. Cody	Director	September 18, 2008

/s/ Ronald J. Dolan Ronald J. Dolan	Director	September 18, 2008

Gary T. Huffman	Director

John W. Hayden	Director

*/s/ James F. Orr James F. Orr	Director	September 18, 2008

/s/ John J. Palmer John J. Palmer	Director and Vice Chairman	September 18, 2008

*/s/ John R. Phillips John R. Phillips	Director	September 18, 2008

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	September 18, 2008

Signature	Title	Date

J. Michael Schlotman	Director

*By /s/ Therese S. McDonough
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, copies of which have been previously filed as exhibits to the Registrant’s registration statement.

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
(24)	Powers of Attorney